Supplement Dated March 31, 2015
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account M

Lincoln VULDB-II
Lincoln VULCV-IV	Lincoln VULCV-II/Flex Elite Series
Momentum VULONE	Lincoln VULCV-III
Momentum VULONE 2005	Lincoln VULDB Elite Series
Lincoln VULDB-IV	Lincoln VULDB
MoneyGuard VUL

Lincoln Life Flexible Premium Variable Life Account R

Lincoln SVUL	Lincoln SVUL-IV
Lincoln SVUL II	Lincoln SVUL-III
Lincoln SVUL-II Elite Series

Lincoln Life Flexible Premium Variable Life Account S

Lincoln CVUL	Lincoln CVUL Series III Elite
Lincoln CVUL Series III Classic	Lincoln Corporate Variable 4

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Lincoln VULONE	Lincoln VULDB-IV
Lincoln VULCV-IV	Lincoln VULDB-II
Momentum VULONE	Lincoln VULCV-II/Flex Elite Series
Lincoln VULDB	Lincoln VULCV-III
Lincoln VULDB Elite Series	Lincoln VULCV

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Lincoln SVUL	Lincoln SVUL-IV
Lincoln SVUL Elite Series	Lincoln SVUL-III
Lincoln SVUL-II

LLANY Separate Account S for Flexible Premium Variable Life Insurance

Lincoln CVUL Series III Elite	Lincoln Corporate Variable 4

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

MFS® VIT Core Equity Series. The MFS® Variable Insurance TrustSM has informed us that the MFS® VIT Core Equity Series was reorganized into the MFS® VIT II Core Equity Portfolio (the “Fund”), a series of MFS Variable Insurance Trust II, as of the close of trading on March 27, 2015. At the time of the reorganization, Owners of units of the Fund subaccount automatically received a proportionate number of units of the MFS® VIT II Core Equity Portfolio subaccount based on the unit value of each fund at the time of the reorganization.

The Fund has an identical investment objective and identical investment strategies and policies as those of the Core Equity Series. The investment adviser for each fund is Massachusetts Financial Services Company (“MFS”).
For complete details relating to this change, please refer to the Fund’s prospectus.

Please retain this Supplement for future reference.